UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-4576

     BOND FUND SERIES, CONSISTING OF OPPENHEIMER CONVERTIBLE SECURITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--55.9%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.5%
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.8%
Caesars Entertainment, Inc., 4.60% Cv. Sr. Unsec. Nts., 4/15/24 1                   $    3,500,000      $      4,718,000
------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                                  6,500,000             8,035,625
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23                          5,000,000             6,093,750
------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                                 5,000,000             6,412,500
                                                                                                        ----------------
                                                                                                              25,259,875
------------------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Lamar Advertising Co., 2.875% Cv. Sr. Nts., 12/31/10                                     3,000,000             3,483,750
------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Exchangeable Sr. Unsec. Debs., 3/30/23
(exchangeable for Time Warner, Inc. common stock) 2                                      5,000,000             5,256,250
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                               4,000,000             4,315,000
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 1.75% Cv. Sr. Nts., 12/1/09 2                         4,000,000             3,370,000
                                                                                                        ----------------
                                                                                                              16,425,000
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
CSK Auto Corp., 3.375% Cv. Sr. Nts., 8/15/25 2                                           4,000,000             3,690,000
------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 1                                       4,000,000             4,495,000
                                                                                                        ----------------
                                                                                                               8,185,000
------------------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 2                                          4,000,000             7,925,000
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                                    4,000,000             6,550,000
                                                                                                        ----------------
                                                                                                              14,475,000
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--5.2%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.6%
Merrill Lynch & Co., Inc., 0% Cv. Sr. Unsec. Unsub. Nts., 3/13/32 3                      6,000,000             6,939,600
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.4%
American Express Co., 1.85% Cv. Sr. Nts., 12/1/33 2                                      6,000,000             6,247,500
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
BlackRock, Inc., 2.625% Cv. Sr. Nts., 2/15/35 2                                          2,000,000             2,837,500
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.5%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 2                                         5,000,000             6,468,750
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--14.5%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.0%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 2                                               6,000,000             6,090,000
------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 2                       2,000,000             3,050,000
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 2                                             6,000,000             6,547,500
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                                     7,000,000             6,125,000
                                                                                                        ----------------
                                                                                                              21,812,500
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 2                                                            2,000,000             2,207,500
2.25% Cv. Sr. Nts., 3/15/24                                                              2,000,000             2,207,500
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts., 3/1/24                   5,000,000             5,393,750
                                                                                                        ----------------
                                                                                                               9,808,750

1                        |               Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Lincare Holdings, Inc., 3% Cv. Sr. Nts., 6/15/33                                    $    6,000,000      $      5,797,500
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 3.25% Cv. Sr. Unsec. Debs., 12/15/35                                     6,000,000             5,782,500
                                                                                                        ----------------
                                                                                                              11,580,000
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.5%
Allergan, Inc., 0.02% Cv. Sr. Unsec. Nts., 11/6/22 3                                     4,000,000             4,970,000
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32                          3,000,000             3,540,000
------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24 (cv.
into ADRs of Teva Pharmaceutical Industries Ltd.)                                        5,000,000             5,768,750
------------------------------------------------------------------------------------------------------------------------
Wyeth, 4.239% Cv. Sr. Unsec. Nts., 1/15/24 1                                             5,000,000             5,349,500
                                                                                                        ----------------
                                                                                                              19,628,250
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.2%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 2/15/24                              6,000,000             6,442,500
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 4.499% Cv. Sr. Nts., 8/15/33 1                                    6,000,000             6,972,600
                                                                                                        ----------------
                                                                                                              13,415,100
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
FTI Consulting, Inc., 3.75% Cv. Sr. Unsec. Sub. Nts., 7/15/12                            3,000,000             3,457,500
------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.3%
Danaher Corp., 2.46% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21 3           5,000,000             4,656,250
------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/05 4                                                         3,775,839               604,134
8.25% Cv. Sub. Nts., 12/31/06 4                                                          3,084,881               493,581
                                                                                                        ----------------
                                                                                                               5,753,965
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.7%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
ADC Telecommunications, Inc., 5.045% Cv. Unsec. Sub. Nts., 6/15/13 1                     3,000,000             3,326,250
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable Securities,
5/15/23 3                                                                                2,000,000             2,755,000
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                 5,000,000             4,743,750
                                                                                                        ----------------
                                                                                                              10,825,000
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo!, Inc., 0% Cv. Sr. Unsec. Nts., 4/1/08 3                                           1,000,000             1,605,000
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.0%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                                     4,000,000             3,985,000
------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 3% Cv. Sub. Nts., 12/15/24 1,2                                       3,000,000             2,936,250
------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                        5,000,000             6,281,250
                                                                                                        ----------------
                                                                                                              13,202,500
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                                       5,000,000             4,950,000
------------------------------------------------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35 2                                     4,000,000             3,450,000
------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts., 11/15/07                           4,000,000             4,015,000
                                                                                                        ----------------
                                                                                                              12,415,000

2                        |               Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                                      $    3,000,000      $      4,796,250
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                                           5,000,000             7,906,250
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
NII Holdings, Inc., 2.75% Cv. Nts., 8/15/25 2                                            7,000,000             9,336,250
------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.4%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                           4,500,000             4,837,500
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B, 5/15/23                   5,000,000             5,543,750
                                                                                                        ----------------
Total Convertible Corporate Bonds and Notes (Cost $229,086,411)                                              242,761,790

                                                                                            Shares
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--28.4%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.3%
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.3%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred Securities,
Non-Vtg.                                                                                   100,000             3,005,000
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                                        300,000             6,963,000
                                                                                                        ----------------
                                                                                                               9,968,000
------------------------------------------------------------------------------------------------------------------------
ENERGY--5.4%
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.4%
NRG Energy, Inc., 4% Cv., Non-Vtg.                                                           5,000             6,262,500
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.0%
Amerada Hess Corp. 7% Cv., Non-Vtg.                                                         60,000             7,185,000
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 4.50% Cum. Cv., Non-Vtg.                                           50,000             4,795,500
------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                                     5,000             5,419,375
                                                                                                        ----------------
                                                                                                              17,399,875
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--12.6%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Affiliated Managers Group, Inc., 5.10% Cv. 2,5                                              50,000             2,531,250
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                                         100,000             3,465,000
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity Linked Nts.
(linked to General Mills, Inc. common stock)                                               220,000             5,871,250
                                                                                                        ----------------
                                                                                                              11,867,500
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Marshall & Ilsley Corp., 6.50% Cv.                                                         200,000             5,302,000
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of
Washington Mutual, Inc.), Non-Vtg. 6                                                       100,000             5,409,000
                                                                                                        ----------------
                                                                                                              10,711,000
------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.5%
Chubb Corp. (The), 7% Cv. Equity Units (each unit consists of one purchase contract of Chubb Corp. (The) common stock and $25 principal amount of Chubb
Corp. (The), 2.25% sr. nts., 8/16/08) 6                                                    100,000             3,400,000



3                        |               Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Genworth Financial, Inc., 6% Cv.                                                           150,000      $      5,499,000
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units (each unit has a stated amount of $50 and consists of a purchase contract to purchase
Hartford Financial Services Group, Inc. (The) common stock and a normal unit which consists of $1,000 principal amount of Hartford Financial Services
Group, Inc. (The), 2.56% sr. nts., 8/16/08 6                                               100,000             7,205,000
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock
purchase contract to purchase MetLife, Inc., Series A and Series B) 6                      200,000             5,366,000
------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                                 100,000             2,218,000
                                                                                                        ----------------
                                                                                                              23,688,000
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                                               120,000             8,275,200
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Schering-Plough Corp., 6% Cv.                                                              100,000             5,078,000
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.7%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Northrop Grumman Corp., 7% Cum. Cv., Series B                                               30,000             4,042,500
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities,
Non-Vtg. 5                                                                                  70,000             3,307,500
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.3%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                                5,000             5,014,375
------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Xerox Corp., 6.25% Cv.                                                                      40,000             5,010,800
------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.1%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.1%
Celanese Corp., 4.25% Cum. Cv.                                                             150,000             4,575,000
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv.                                              3,500             4,496,188
------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AES Trust VII, 6% Cv., Non-Vtg.                                                             75,000             3,646,875
                                                                                                        ----------------
Total Preferred Stocks (Cost $112,644,046)                                                                   123,343,313
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--7.8%
-------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                                80,000             5,180,000
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                          70,000             4,960,200
-------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp. 7                                                                    68,127             3,689,758
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           80,000             4,737,600
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                         60,000             5,519,400
-------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                            25,000             3,133,250
-------------------------------------------------------------------------------------------------------------------------
Monsanto Co. 7                                                                              80,000             6,780,000
-------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 4,5                                                           197,142                 1,971
                                                                                                        -----------------
Total Common  (Cost $29,756,152)                                                                              34,002,179

4                        |               Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.4%
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Tyco International Ltd. Cv.
Equity-Linked Nts., 2.87%, 12/15/06                                                 $      175,644      $      4,720,626
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cisco Systems, Inc. Cv. Linked Nts., 4%,                  277,687             5,603,724
9/25/06
                                                                                                        -----------------
Total Structured Notes (Cost $9,500,027)                                                                      10,324,350
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.2%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.58% in joint repurchase agreement (Principal
Amount/Value $1,049,280,000, with a maturity value of $1,049,679,601) with UBS
Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $27,080,309 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%, 6/1/35, with a value of
$1,073,325,189  (Cost $27,070,000)                                                      27,070,000            27,070,000
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $408,056,636)                                              100.7%          437,501,632
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (0.7)           (2,857,754)
                                                                                    -------------------------------------
Net Assets                                                                                   100.0%     $    434,643,878
                                                                                    =====================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $71,943,750 or 16.55% of the Fund's net assets as of March 31, 2006.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $1,099,686, which represents 0.25% of the Fund's net assets. See accompanying Notes.

5. Non-income producing security.

6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

7. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                 CONTRACTS    EXPIRATION      EXERCISE          PREMIUM
                           SUBJECT TO CALL         DATES         PRICE         RECEIVED            VALUE
--------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                 400       7/24/06    $    57.50      $    78,798      $    40,000
Monsanto Co.                           400       7/24/06         90.00          146,795          128,000
                                                                            ----------------------------
                                                                            $   225,593      $   168,000
                                                                            ============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $     409,929,196
Federal tax cost of other investments                          (225,593)
                                                      -----------------
Total federal tax cost                                $     409,703,603
                                                      =================

Gross unrealized appreciation                         $      39,227,266
Gross unrealized depreciation                               (11,597,237)
                                                      -----------------
Net unrealized appreciation                           $      27,630,029
                                                      =================


5                        |               Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 2.4% of the Fund's net assets and resulted in unrealized cumulative gains of $824,323.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

OPTION ACTIVITY. The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of

6                        |               Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2006 was as follows:

                                                 CALL OPTIONS
                                  ------------------------------
                                     NUMBER OF        AMOUNT OF
                                     CONTRACTS         PREMIUMS
----------------------------------------------------------------
Options outstanding as of
December 31, 2005                           --      $        --
Options written                          2,800          365,350
Options closed or expired               (2,000)        (139,757)
                                  ------------------------------
Options outstanding as of
March 31, 2006                             800      $   225,593
                                  ==============================

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


7                        |               Oppenheimer Convertible Securities Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series, consisting of Oppenheimer Convertible Securities Fund


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006